Note 11 - Stock and Employee Benefit Plans - Schedule of Share-based Payment Award, Stock Options 1 (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend yield	0.00%
Share-Based Payment Arrangement, Option [Member]
Risk free interest rate, minimum		4.05%
Risk free interest rate, maximum		4.08%
Dividend yield		0.00%
Expected volatility, minimum		80.14%
Expected volatility, maximum		81.01%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Expected term (in years) (Year)		5 years 4 months 24 days
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Expected term (in years) (Year)		6 years
Share-Based Payment Arrangement, Option [Member] | Pieris Pharmaceuticals, Inc. [Member]
Risk free interest rate, minimum		3.33%	1.43%
Risk free interest rate, maximum		4.11%	3.39%
Dividend yield		0.00%	0.00%
Expected volatility, minimum		79.50%	79.90%
Expected volatility, maximum		98.60%	81.10%
Share-Based Payment Arrangement, Option [Member] | Pieris Pharmaceuticals, Inc. [Member] | Minimum [Member]
Expected term (in years) (Year)		5 years 6 months	5 years 6 months
Share-Based Payment Arrangement, Option [Member] | Pieris Pharmaceuticals, Inc. [Member] | Maximum [Member]
Expected term (in years) (Year)		5 years 8 months 23 days	5 years 8 months 23 days